Financial instruments and risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments And Risk Management
Derivative transactions, Assets	R$ 452,203	R$ 379,888
Derivative transactions, Liabilities	168,711	224,275
Other derivatives, Assets		522,822
Other derivatives, Liabilities
Derivatives, Assets	452,203	902,710
Derivatives, Liabilities	168,711	224,275
Current portion, Assets	(452,203)	(379,888)
Current portion, Liabilities	(168,711)	(224,275)
Non-current portion, Assets		522,822
Non-current portion, Liabilities